Acquisition	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Acquisition

NOTE 6 – Acquisition

On May 6, 2016, the Company acquired 10,481,435 units of BMG at a price of $0.35 per unit for a total subscription price of $3,668,502. Each unit consisted of one common share of BMG and one-half of one common share purchase warrant. The share purchase warrants entitled the Company to purchase up to an additional 5,240,717 common shares of BMG for a period of two years at a price of $0.37 per share. BMG was a public company trading on the TSX-V and its principal business activity was the exploration of mineral properties. The corporate office was located in Vancouver, British Columbia, Canada.

In June 2016 and as amended in August 2016, the Company entered into an agreement with BMG and the royalty owner (the “Royalty Owner”) of BMG’s Lewis Gold Project to reduce the royalty rate on gold and silver production of the Lewis Gold Project from 5% to 3.5% (the “BMG Royalty Agreement”). In exchange, the Company agreed to pay US$1.85 million in a combination of cash and shares on behalf of BMG to the Royalty Owner. In August 2016, the Company paid $1,197,598 (US$925,000) in cash and issued 532,864 common shares at a value of $1,678,522 (collectively “the Advance”) to the Royalty Owner. In August 2016, the Company exercised 5,240,717 warrants for 5,240,717 common shares of BMG for a total of $1,939,065 using a portion of the Advance. In addition, BMG issued 885,468 common shares valued at $752,649 to settle the remaining balance of the Advance. As a result, the Company recorded a loss on settlement of advance of $184,406. As at December 31, 2016, the Company owned 16,607,620 common shares of BMG, or 27.58% of the total number of outstanding shares of BMG, which resulted in a market value of $5,314,438.

The following is a reconciliation of the Company’s investment in BMG prior to acquisition:

$
Balance as at December 31, 2015	-
Initial investment	3,668,502
Additional investment	2,691,714
Dilution loss in BMG	(67,602)
Equity loss in BMG	(336,467)
Impact of share-based payment in BMG	218,874
Balance as at December 31, 2016	6,175,021
Dilution loss in BMG	(238,057)
Equity loss in BMG	(569,398)
Impact of share-based payment in BMG	8,962
Value of investment prior to acquisition	5,376,528

In April 2017, the Company entered into a definitive agreement pursuant to which the Company agreed to acquire all of the issued and outstanding common shares of BMG (other than those already owned by the Company) for consideration of 0.1891 of a common share of the Company plus $0.08 in cash for each BMG common share acquired, by way of a plan of arrangement under the Business Corporations Act (British Columbia) (the “Arrangement“).

In June 2017, the Company acquired all of the issued and outstanding common shares of BMG, other than those already owned by the Company. As consideration, the Company issued 9,352,320 common shares at a value of $24,970,694 (Note 12) and made cash payments of $3,956,656 to the shareholders of BMG. As part of the arrangement, all unexercised BMG stock options and warrants were exchanged for the Company’s replacement stock options and warrants at the fixed exchange ratio at a value of $576,506 (Note 12). In addition, the Company incurred $561,959 in transaction costs relating to the acquisition and these costs were capitalized as part of the acquisition of the exploration and evaluation assets.

The acquisition of BMG has been treated as an acquisition of exploration and evaluation assets.

The assets and liabilities of BMG assumed on acquisition were as follows:

$
Cash	1,355,706
Receivables	51,246
Held for trading investments	578
Prepaid expenses	41,758
Exploration and evaluation assets	10,189,010
Reclamation bonds	33,150
Accounts payable and accrued liabilities	(235,486)
Loan payable	(1,550,000)

Net assets	9,885,962

The total consideration for the acquisition was as follows:

$
Value of investment prior to acquisition	5,376,528
Cash paid	3,956,656
Value of shares issued	24,970,694
Transaction costs	561,959
Value of replacement stock options and warrants	576,506
35,442,343
Less: net assets	(9,885,962)

Excess consideration paid over the net assets of BMG	25,556,381

The excess of the consideration over the net assets of BMG has been added to the exploration and evaluation assets to reflect the fair value of the Lewis Gold Project (Note 7).